Statements of Consolidated Shareholders' Equity (Parenthetical) (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Statement of Consolidated Shareholders' Equity [Abstract]
Dividend declared per common share	$ 0.48	$ 0.40	$ 1.68	$ 1.45	$ 6.31